Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Gain on sales of Property, plant & equipment	€ 35
Total Other Income	4,731	€ 5,139	€ 1,078
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCA's)	2,311	1,508	768
Grant income (Other)	779	1,788
Remeasurement of RCA's	933
Fair value adjustment on securities (MESOBLAST)		182
R&D tax credit	657	1,560	€ 310
Gain on sales of Property, plant & equipment	35
Other	€ 17	€ 102